Leases - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Renewal term (in years)	5 years
Operating lease expense	$ 10.9	$ 11.0
Variable lease expense	1.9	1.8
operating lease ROU assets were obtained in exchange for lease obligations	10.2	4.0
Fixed rent expense			$ 10.6
Variable rent expense			$ 1.0
Cost of services
Lessee, Lease, Description [Line Items]
Operating lease expense	7.1	7.0
Variable lease expense	1.0	1.0
General and administrative
Lessee, Lease, Description [Line Items]
Operating lease expense	3.8	4.0
Variable lease expense	$ 0.9	$ 0.8
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms (in years)	6 years